Segment Information	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 11:- SEGMENT INFORMATION

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geography can be found in the revenue recognition disclosures in Note 3 above. The following table presents the Company’s property and equipment, net of depreciation, by geographic country:

	September 30,	December 31,
	2022	2021
Israel	$1,683	$1,165
United States	-	*)
Total property and equipment, net:	$1,684	$1,165

*)	Represents less than $1.

Number of Customers accounted for over 10% of Revenue:

During the nine months ended September 30, 2022, the Company had three customers that accounted for 78.18% of revenues: 34.9% from Customer A, 23.0% from Customer B and 20.2% from Customer C. During the nine months ended September 30, 2021, the Company had three customers that accounted for 79.5% of revenues: 43.5% from Customer A, 19.8% from Customer B and 16.2% from Customer D.